14. Intangible assets (Details 1)	12 Months Ended
Dec. 31, 2019
Authorizations [Member] | Bottom Of Range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.00%
Authorizations [Member] | Top Of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	50.00%
Other Assets [Member] | Bottom Of Range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	7.00%
Other Assets [Member] | Top Of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10.00%
Right To Use Software [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20.00%
Right To Use Infrastructure Of LT Amazonas [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.00%